Contract assets and liabilities (Details 2)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Contract assets: unbilled revenue | $	$ 217,000		$ 74,000
Contract liabilities: deferred revenue | $	(625)		(1,076)
Net contract (liabilities) / assets | $	$ (408,000)		$ (1,002,000)
ZHEJIANG TIANLAN
Contract assets: unbilled revenue | ¥		¥ 76,992,000		¥ 72,310,000
Contract liabilities: deferred revenue | ¥		(34,503)		(37,481,000)
Net contract (liabilities) / assets | ¥		¥ 42,489,000		¥ 34,829,000